Expense Example - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2065 Fund - Fidelity Freedom Index 2065 Fund - Investor Class	May 30, 2024 USD ($)
Expense Example:
1 year	$ 13
3 years	42
5 years	73
10 years	$ 166